Other non-current assets (Information) (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Other Noncurrent Assets [Abstract]
Surplus in employees' defined benefit plans	[1]	$ 97	$ 115
Non-current inventories		65	149
Receivables from equity-accounted investees sale	[2]	22	0
Derivative designated as a cash flow hedge		19	97
Investments in equity-accounted investees		3	26
Other		25	16
Total other non-current assets		$ 231	$ 403

[1]	See Note 16.
[2]	See Note 8B(1).